Equity - Summary of Other Miscellaneous Reserves Within Equity - Additional Information (Detail) $ in Thousands, S/ in Millions	1 Months Ended
	Apr. 30, 2016 PEN (S/)	Apr. 30, 2016 CLP ($)	Mar. 31, 2016 PEN (S/)	Mar. 31, 2016 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Effect of equity due to spin off					$ 90,274,727
Enel Chile [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Tax payment made on spin-off			S/ 577	$ 100,978,571
Enel Distribucion Chile S.A. [Member]
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Tax payment made on spin-off	S/ 74	$ 15,193,186